S000088120 [Member] Performance Management - Morgan Stanley Pathway Small-Mid Cap Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Small-Mid Cap Equity Fund, a former series of the Trust (the “Predecessor Small-Mid Cap Equity Fund”) (the “Small-Mid Cap Equity Fund Reorganization”) on December 9, 2024. As a result of the Small-Mid Cap Equity Fund Reorganization, shareholders of the Predecessor Small-Mid Cap Equity Fund received shares of the Fund, and the Fund assumed the performance and accounting history of the Predecessor Small-Mid Cap Equity
Fund prior to the date of the Small-Mid Cap Equity Reorganization. Accordingly, the performance shown below for periods prior to the Small-Mid Cap Equity Fund Reorganization represents the performance of the Predecessor Small-Mid Cap Equity Fund. The Predecessor Small-Mid Cap Equity Fund’s investment objective was identical to the Fund’s, and the Predecessor Small-Mid Cap Equity Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.
The Predecessor Small-Mid Cap Equity Fund’s returns in the bar chart and table reflect the Predecessor Small-Mid Cap Equity Fund’s expenses but have not been adjusted to reflect the Fund’s expenses. If the Predecessor Small-Mid Cap Equity Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor Small-Mid Cap Equity Fund for that period. Additionally, if the Predecessor Small-Mid Cap Equity Fund had operated as an ETF, its performance may have differed.
The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index. This information provides some indication of the risks of investing in the Fund. The performance information in the bar chart and table below does not reflect the Morgan Stanley Annual Advisory Program Fee applicable to investors participating in Morgan Stanley sponsored investment advisory programs (see Annual Advisory Program Fees above). These fees would reduce your return. The Predecessor Small-Mid Cap Equity Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/wealth-investmentsolutions/cgcm.

Performance Past Does Not Indicate Future [Text]	The Predecessor Small-Mid Cap Equity Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index.
Performance Additional Market Index [Text]	The Fund also compares its performance to the Russell 2500 Index®, which is a secondary benchmark that includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance information in the bar chart and table below does not reflect the Morgan Stanley Annual Advisory Program Fee applicable to investors participating in Morgan Stanley sponsored investment advisory programs (see Annual Advisory Program Fees above). These fees would reduce your return.
Bar Chart [Heading]	Annual total returns (%) calendar years Morgan Stanley Pathway Small-Mid Cap Equity ETF
Bar Chart Closing [Text Block]	Fund’s best and worst calendar quarters Best: 25.93% in 4th quarter of 2020 Worst: -26.41% in 1st quarter of 2020 Year-to-date: 8.40% (through 3rd quarter 2025)
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
The Fund’s broad-based securities market index is the Russell 3000® Index. The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Fund also compares its performance to the Russell 2500 Index®, which is a secondary benchmark that includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Unlike the Fund, the benchmarks are unmanaged and do not include any fees or expenses. An investor cannot invest directly in an index.

Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Availability Website Address [Text]	www.morganstanley.com/wealth-investmentsolutions/cgcm
Morgan Stanley Pathway Small-Mid Cap Equity ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date:
Bar Chart, Year to Date Return	8.40%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best:
Highest Quarterly Return	25.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst:
Lowest Quarterly Return	(26.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020